Fixed Assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of fixed assets

	Computers	Leasehold improvements	Laboratory equipment	Machinery and equipment	Office furniture, equipment and accessories	Total
	USD thousands
Cost
Balance as at January 1, 2021	74	58	573	243	28	976
Additions through acquisition of a subsidiary	14	3	556	-	-	573
Additions during the year	98	75	1,608	77	27	1,885
Effect of changes in exchange rates	2	(1)	(56)	13	2	(40)

Cost as at December 31, 2021	188	135	2,681	333	57	3,394

Accumulated depreciation
Balance as at January 1, 2021	17	10	38	4	1	70
Depreciation during the year	42	22	296	31	3	394
Dispositions in the year	2	1	4	1	-	8

Accumulated depreciation as at December 31, 2021	61	33	338	36	4	472

Depreciated balance as at December 31, 2021	127	102	2,343	297	53	2,922

Cost
Balance as at January 1, 2022	188	135	2,681	333	57	3,394
Additions during the year	128	663	1,759	45	283	2,878
Dispositions in the year	-	(75)	-	(3)	(42)	(120)
Effect of changes in exchange rates	(24)	(70)	(233)	(47)	(16)	(390)

Cost as at December 31, 2022	292	653	4,207	328	282	5,762

Accumulated depreciation
Balance as at January 1, 2022	61	33	338	36	4	472
Depreciation during the year	73	113	617	35	62	900
Dispositions in the year	-	(75)	-	(3)	(42)	(120)
Impairment (see Note 16)	80	31	1,059	4	36	1,210
Effect of changes in exchange rates	(9)	1	(4)	(6)	3	(15)

Accumulated depreciation as at December 31, 2022	205	103	2,010	66	63	2,447

Depreciated balance as at December 31, 2022	87	550	2,197	262	219	3,315